UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                             Form 13F

                        Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 31 DECEMBER 2007

Check here if Amendment [ ];        Amendment Number:
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      ValueAct SmallCap Management, L.P.
           -----------------------------------------------------
           435 Pacific Avenue, Fourth Floor
           -----------------------------------------------------
           San Francisco, CA  94133
           -----------------------------------------------------

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       David Lockwood
Title:      Managing Member
Phone:      415-362-3700

Signature, Place, and Date of Signing:

/s/ David Lockwood         San Francisco, CA     February 13, 2008
------------------         -----------------     ----------------
[Signature]                  [City, State]            [Date]

Report Type:
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

NONE

                    Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                             ---------------
Form 13F Information Table Entry Total:       9
                                             ---------------
Form 13F Information Table Value Total:       $81,004
                                              --------------
                                              (thousands)

List of Other Included Managers:

NONE

ValueAct SmallCap Management, L.P.


                                      FORM 13F INFORMATION TABLE                                                Voting Authority
                                                                                                             ----------------------
                                                        Value      Shares/     Sh/  Put/   Invstmt  Other
Name of Issuer              Title of Class   CUSIP    (x$1000)     Prn Amt     Prn  Call   Dscretn  Managers    Sole    Shared None
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
BWAY HOLDINGS CO                 COM      12429T104     12,457    1,277,646    SH           Sole              1,277,646
-----------------------------------------------------------------------------------------------------------------------------------
FBR CAP MKTS CORP                COM      30247C301        550       57,430    SH           Sole                 57,430
-----------------------------------------------------------------------------------------------------------------------------------
GLOBAL CASH ACCESS HLDGS INC     COM      378967103     23,369    3,856,311    SH           Sole              3,856,311
-----------------------------------------------------------------------------------------------------------------------------------
INFOUSA INC NEW                  COM      456818301     13,148    1,472,293    SH           Sole              1,472,293
-----------------------------------------------------------------------------------------------------------------------------------
MACROVISION CORP                 COM      555904101      1,923      104,900    SH           Sole                104,900
-----------------------------------------------------------------------------------------------------------------------------------
OPENWAVE SYSTEMS INC             COM NEW  683718308      3,063    1,178,000    SH           Sole              1,178,000
-----------------------------------------------------------------------------------------------------------------------------------
ORBCOMM INC                      COM      68555P100      2,784      442,656    SH           Sole                442,656
-----------------------------------------------------------------------------------------------------------------------------------
SIMPSON MANUFACTURING CO INC     COM      829073105        327       12,300    SH           Sole                 12,300
-----------------------------------------------------------------------------------------------------------------------------------
STEINWAY MUSICAL INSTRUMENTS     COM      858495104     23,383      848,135    SH           Sole                848,135
-----------------------------------------------------------------------------------------------------------------------------------